INTANGIBLE ASSETS - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Revenue recognised on intangible assets	$ 35	$ 36	$ 23
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Disclosure of detailed information about intangible assets [line items]
Remaining intangible assets are amortized straight-line over years	17 years
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Disclosure of detailed information about intangible assets [line items]
Remaining intangible assets are amortized straight-line over years	20 years